USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2024 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts(a)
ICE ECX EMISSION Futures MO, December 2024 contracts	1	$84,390	Dec-24	$(14,850)	(1.0)%
LME Nickel Futures LN, December 2024 contracts	1	99,068	Dec-24	5,892	0.4%
LME Zinc Futures LX, December 2024 contracts	1	65,488	Dec-24	11,830	0.8%
SGX Iron Ore Futures SC, December 2024 contracts	2	20,375	Dec-24	1,513	0.1%
	5	269,321		4,385	0.3%
United States Contracts(a)
COMEX Silver Futures SI, December 2024 contracts	1	138,015	Dec-24	19,275	1.3%
COMEX Copper Futures HG, December 2024 contracts	2	200,812	Dec-24	26,837	1.9%
LME Aluminum Futures LA, December 2024 contracts	3	169,444	Dec-24	22,537	1.6%
CME Cobalt Fastmarket Futures CV, December 2024 contracts	5	157,630	Dec-24	(33,841)	(2.4)%
CME Cobalt Fastmarket Futures CV, January 2025 contracts	5	133,931	Jan-25	(6,393)	(0.4)%
CME Lithium LiOH Futures LF, April 2025 contracts	4	48,600	Apr-25	200	0.0	%(b)
CME Lithium LiOH Futures LF, May 2025 contracts	4	48,600	May-25	520	0.0	%(b)
CME Lithium LiOH Futures LF, June 2025 contracts	4	48,600	Jun-25	800	0.1%
	28	945,632		29,935	2.1%
Total Open Commodity Futures Contracts(c)	33	$1,214,953		$34,320	2.4%

	Shares	Value	% of Total Net Assets
Common Stocks
Argentina
Arcadium Lithium PLC(d)	3,127	8,912	0.6%
Arcadium Lithium PLC - CDI(d)	2,043	6,010	0.4%
		14,922	1.0%

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2024 (unaudited) (continued)

	Shares	Value	% of Total Net Assets
Common Stocks (continued)
Australia
Iluka Resources Ltd.	575	$2,780	0.2%
Lynas Rare Earths Ltd.(d)	4,472	24,882	1.7%
Mineral Resources Ltd.	78	2,816	0.2%
Pilbara Minerals Ltd.(d)	3,984	9,038	0.6%
		39,516	2.7%
Brazil
Vale SA, ADR	100	1,168	0.1%
Chile
Sociedad Quimica y Minera de Chile SA, ADR	400	16,672	1.2%
China
Beijing Easpring Material Technology Co. Ltd. – Class A	200	1,238	0.1%
China Rare Earth Resources And Technology Co. Ltd. – Class A	1,000	4,045	0.3%
Ganfeng Lithium Group Co. Ltd. – Class H, 144A(e)	4,400	12,689	0.9%
Guangzhou Tinci Materials Technology Co. Ltd. – Class A	600	1,588	0.1%
Jinduicheng Molybdenum Co. Ltd. – Class A	11,600	19,724	1.4%
Ningbo Shanshan Co. Ltd. – Class A	100	133	0.0	%(b)
Shanghai Putailai New Energy Technology Co. Ltd. – Class A	7,275	15,540	1.1%
Shenghe Resources Holding Co. Ltd. – Class A	5,400	7,754	0.5%
Shenzhen Capchem Technology Co. Ltd. – Class A	300	1,743	0.1%
Shenzhen Dynanonic Co. Ltd. – Class A(d)	120	683	0.0	%(b)
Tianqi Lithium Corp. – Class H	1,200	4,264	0.3%
Tongwei Co. Ltd. – Class A	600	1,957	0.1%
Xiangtan Electrochemical Scientific Co. Ltd. – Class A	2,200	3,338	0.2%
Xinte Energy Co. Ltd. – Class H(d)	2,800	3,046	0.2%
Youngy Co. Ltd. – Class A	400	2,165	0.2%
		79,907	5.5%
France
Eramet SA	139	10,983	0.8%
Germany
SGL Carbon SE(d)	6,808	40,878	2.9%
Wacker Chemie AG	52	5,142	0.4%
		46,020	3.3%

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2024 (unaudited) (continued)

	Shares	Value	% of Total Net Assets
Common Stocks (continued)
Japan
Nippon Carbon Co. Ltd.	600	18,939	1.3%
Nippon Denko Co. Ltd.	3,300	7,060	0.5%
Toho Titanium Co. Ltd.	100	$791	0.1%
		26,790	1.9%
Netherlands
AMG Critical Materials NV	25	477	0.0	%(b)
Norway
Elkem ASA, 144A(d)(e)	5,507	10,718	0.8%
South Korea
Ecopro BM Co. Ltd.(d)	6	847	0.1%
L&F Co. Ltd.(d)	5	434	0.0	%(b)
		1,281	0.1%
United States
Albemarle Corp.	200	18,942	1.3%
GrafTech International Ltd.(d)	9,600	12,672	0.9%
MP Materials Corp.(d)	700	12,355	0.9%
Tronox Holdings PLC	200	2,926	0.2%
		46,895	3.3%
Total Common Stocks
(Cost $435,113)		$295,349	20.7%

	Principal Amount	Value	% of Total Net Assets
Short-Term Investments
United States Treasury Obligations
U.S. Treasury Bill, 5.00%, 12/05/2024	725,000	$718,527	50.2%
Total Treasury Obligations
(Cost $718,527)		$718,527	50.2%
Total Investments
(Cost $1,153,640)		$1,013,876	70.9%
Other Assets in Excess of Liabilities		416,769	29.1%
Total Net Assets		$1,430,645	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents less than 0.05%.
(c)	Collateral amounted to $216,166 on open Commodity Futures Contracts.
(d)	Non-income producing security.

(e)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $23,407, which represents 1.6% of net assets as of September 30, 2024.

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2024 (unaudited) (continued)

Summary of Portfolio Holdings by Country^
United States	75.5%
China	7.9
Germany	4.5
Australia	3.9
Japan	2.6
Chile	1.6
Argentina	1.5
France	1.1
Norway	1.1
South Korea	0.1
Brazil	0.1
Netherlands	0.1
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
US Treasury Securities	50.2%
Basic Materials	18.5%
Industrial	1.8%
Energy	0.4%
Commodity Derivatives	2.4%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.